CONSOLIDATED STATEMENTS OF CASH FLOWS (Supplemental) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents is represented by:
Cash	$ 74,287	$ 68,251
Cash equivalents	60,849	16,738
Total cash and cash equivalents	135,136	84,989
Capitalized to property and equipment
Accounts payable and accrued liabilities	$ 8,320
Right of use asset recognized		494
Non-cash financing activities
Capital stock issuance costs in accounts payable and accrued liabilities		$ 282